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January 31, 2001


VIA EDGARLINK
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United States Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

             RE:      GE INSTITUTIONAL FUNDS
                      FILE NOS. 33-29337; 811-8257
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Ladies and Gentlemen:

                  On behalf of GE Institutional Funds (the "Trust"), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with the offering of shares of beneficial interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 13 for the Trust filed with the Securities and Exchange Commission on January 26, 2001 via EDGARLINK.

                  If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 585-5194.

                                   Sincerely,

                                   /s/ Jeanne M. La Porta

                                   Jeanne M. La Porta